GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
GOING CONCERN
2.  GOING CONCERN

These financial statements have been prepared assuming that the Company will continue as a going concern.  As of and for the nine months ended September 30, 2011, the Company had current liabilities that exceeded current assets by $6,111,788, has incurred a net loss of $6,927,652, and used $1,015,288 of cash in operating activities.  As reported in the December 31, 2010 audited financial statements, the Company had current liabilities that exceeded current assets by $5,149,524 as of December 31, 2010, and had reported a net loss of $7,040,767 and used $896,346 of cash in operating activities for the year ended December 31, 2010.  In addition, the Company remains in default with regard to payment of certain of its obligations.  At September 30, 2011, the amount of principal outstanding on notes payable for which the Company was in default amounted to $2,209,377.  Subsequent to September 30, 2011 and as of the date of these financial statements, additional notes payable entered into events of default raising the aggregate indebtedness in default to $2,734,116 as of the date of these financial statements.  These conditions raise operating and liquidity concerns and substantial doubt about the Company's ability to continue as a going concern.  The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.  The Company’s continued existence is dependent upon its ability to successfully execute its business plan, secure additional sources of liquidity and obtain accommodating credit terms from vendors, note holders and other creditors.  Should the Company be unable to renegotiate the terms and conditions on its debt obligations or is otherwise unable to pay its accounts payable when due, the Company may incur materially higher interest and other expenses, and the debt holders could foreclose on their collateral and commence legal action against the Company to recover amounts due which ultimately could require the disposition of some or all of the Company’s assets.  Any such action may require the Company to curtail or cease operations.

Operations have been funded primarily by issuances of debt secured by trade receivables and inventory, convertible debt, issuances of the Company’s securities and revenue generated from sales of the Company’s products.  Current and future operations are expected to be funded from sales of the Company’s products and new investments.  To the extent that any excess cash is generated from operations, it has been, and will continue to be, used for the payment of debt and other trade obligations.  Management believes that, based on the anticipated level of sales, and continued support through reasonable and accommodating credit terms from vendors, debt holders and other creditors, the Company can continue operating in the short-term.  Over the last three years, the Company used proceeds from debt financings and sales of shares of its common stock to develop and distribute the Company’s VeraTemp® Non-Contact Thermometer and the DisintegratorPlus®.  Proceeds from any future sales of the Company’s securities are also expected to be used primarily for product development, distribution and operating expenses.  During the nine months ended September 30, 2011, the Company secured $785,000 of new financings secured by trade receivables and inventory, $155,000 of unsecured financing and $155,000 from sales of its common stock and warrants.  The Company may continue to offer its securities as payment for services and other obligations.

2.  GOING CONCERN

These financial statements have been prepared assuming that the Company will continue as a going concern.  As of and for the year ended December 31, 2010, the Company had current liabilities that exceeded current assets by $5,149,524, has incurred a net loss of $7,040,767, and used $896,346 of cash in operating activities.  In addition, the Company is in default with regard to payment of certain of its obligations.  At December 31, 2010, the amount of principal outstanding on notes payable for which the Company was in default amounted to $1,492,887.  Further, the Company is subject to litigation which could adversely impact its operations.  These conditions raise operating and liquidity concerns and substantial doubt about the Company's ability to continue as a going concern.  The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.  The Company’s continued existence is dependent upon its ability to successfully execute its business plan, secure additional sources of liquidity and obtain accommodating credit terms from vendors, note holders and other creditors.  Should the Company be unable to renegotiate the terms and conditions on its debt obligations or is otherwise unable to pay its accounts payable when due, the Company may incur materially higher interest and other expenses, and the debt holders could foreclose on their collateral and commence legal action against the Company to recover amounts due which ultimately could require the disposition of some or all of the Company’s assets.  Any such action may require the Company to curtail or cease operations.

Operations have been funded primarily by issuances of convertible debt, issuances of the Company’s securities and revenue generated from sales of the Company’s products.  Current and future operations are expected to be funded from sales of the Company’s products and new investment.  To the extent that any excess cash is generated from operations, it has been, and will continue to be, used for the payment of debt and other trade obligations.  Management believes that, based on the anticipated level of sales, and continued support through reasonable and accommodating credit terms from vendors, debt holders and other creditors, the Company can continue operating in the short-term.  Over the last three years, the Company used proceeds from the sales of convertible notes, short-term loans and sales of shares of its common stock to develop the Company’s Vera Temp Non-Contact Thermometer and the Disintegrator Plus®.  Proceeds from any future sales of the Company’s securities are also expected to be used primarily for product development and operating expenses.  In July 2010, the Company secured credit facilities to finance purchases of product and to factor accounts receivable.  The Company may continue to offer its securities for payment of services and other obligations.